Equity-Accounted Investments - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) lease	Dec. 31, 2016 USD ($)	Dec. 02, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%	100.00%
Investment in and advances to equity-accounted joint ventures | $	$ 1,094,596	$ 1,094,596	$ 1,037,726
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%		30.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Excalibur and Excelsior Joint Ventures
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%	33.00%
Number of vessels	4
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%	40.00%
Newbuildings on order | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	6	6
Newbuildings on order | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	3
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels	37
Investment in and advances to equity-accounted joint ventures | $	$ 1,094,596	$ 1,094,596	1,037,726
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%
Investment in and advances to equity-accounted joint ventures | $	$ 77,706	$ 77,706	63,933
Equity Method Investments | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Investment in and advances to equity-accounted joint ventures | $	$ 193,774	$ 193,774	152,702
Equity Method Investments | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	1
Investment in and advances to equity-accounted joint ventures | $	$ 43,538	$ 43,538	33,860
Equity Method Investments | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Number of vessels	20
Investment in and advances to equity-accounted joint ventures | $	$ 160,626	$ 160,626	167,763
Equity Method Investments | Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	52.00%	52.00%
Number of vessels	6
Investment in and advances to equity-accounted joint ventures | $	$ 341,712	$ 341,712	299,601
Equity Method Investments | Excalibur and Excelsior Joint Ventures
Schedule of Equity Method Investments [Line Items]
Number of vessels	2
Investment in and advances to equity-accounted joint ventures | $	$ 79,915	$ 79,915	79,577
Equity Method Investments | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%	33.00%
Number of vessels	4
Investment in and advances to equity-accounted joint ventures | $	$ 74,775	$ 74,775	65,644
Equity Method Investments | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%	40.00%
Number of vessels	4
Investment in and advances to equity-accounted joint ventures | $	$ 122,550	$ 122,550	$ 174,646
Equity Method Investments | Newbuildings on order
Schedule of Equity Method Investments [Line Items]
Number of vessels	13
Equity Method Investments | Newbuildings on order | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	1
Equity Method Investments | Newbuildings on order | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	6
Equity Method Investments | Newbuildings on order | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	3
Equity Method Investments | Newbuildings on order | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	3
Equity Method Investments | Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%	20.00%
Equity Method Investments | Minimum | Excalibur and Excelsior Joint Ventures
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%	49.00%
Equity Method Investments | Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%	30.00%
Equity Method Investments | Maximum | Excalibur and Excelsior Joint Ventures
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%